Stockholders’ Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Stockholders’ Equity

9. Stockholders’ Equity:

The holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company’s ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation. The Company’s common stock has no par value per common stock and there is only one class of common shares. The Company has an unlimited number of common shares authorized for issue.

(a)	Common stock issuances:

There were no stock issuances during the six months ended June 30, 2024 and 2023.

(b)	Normal Course Issuer Bid:

During the year ended December 31, 2022, the Company filed a Notice of Intention to Make a Normal Course Issuer Bid (the “Notice of Intention”) with the TSX Venture Exchange (“TSX-V”) on September 15, 2022. Upon receiving approval from the TSX-V, effective September 16, 2022, the Company commenced a normal course issuer bid (“NCIB”), whereby the Company may purchase for cancellation up to 6,579,074 shares, being 5% of the issued and outstanding shares as of such date. Any purchases under the NCIB will be made on the open market through the facilities of the TSX-V or alternative Canadian trading systems. Purchases will be made at market prices of the shares at the time of acquisition.

Purchases under the NCIB may commence as of September 16, 2022, and will end on the earlier of: (i) September 14, 2023; or (ii) the date on which the Company has purchased the maximum number of shares to be acquired under the NCIB. The Company may terminate the NCIB earlier if it feels it is appropriate to do so.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended June 30, 2024 and 2023

(Unaudited)

The normal course issuer bid will be conducted through Kidoz Inc’s broker Research Capital Corporation. The purchase and payment of the common shares will be made in accordance with the requirements of the TSX-V and applicable securities laws. The actual number of common shares purchased, timing of purchases and share price will depend upon market conditions at the time and securities law requirements. All common shares acquired will be returned to treasury and cancelled.

9.	Stockholders’ Equity: (Continued)

(b)	Normal Course Issuer Bid: (Continued)

The purchase of and payment for the shares will be made in accordance with the requirements of the TSX-V and applicable securities laws. The actual number of shares purchased, timing of purchases and share price will depend upon market conditions at the time and securities law requirements. All shares acquired pursuant to the NCIB will be returned to treasury and cancelled.

During the quarter ended March 31, 2023, 41,500 shares which were acquired during the year ended December 31, 2022, pursuant to the NCIB in effect, at an aggregate cost of $11,793, were cancelled.

During the quarter ended March 31, 2023, 2,000 shares were acquired pursuant to the NCIB in effect, at an aggregate cost of $517. During the year ended December 31, 2023, 2,000 shares were cancelled.

(c)	Warrants:

During the year ended December 31, 2023, the warrants expired unexercised and there was a gain on derivative liability - warrants of $nil (June 30, 2023 - $51).

(d)	Stock option plans:

2015 stock option plan

In the year ended December 31, 2015, the shareholders approved the 2015 stock option plan and the 1999, 2001 and the 2005 plans were discontinued. The 2015 stock option plan is intended to provide incentive to employees, directors, advisors and consultants of the Company to encourage proprietary interest in the Company, to encourage such employees to remain in the employ of the Company or such directors, advisors and consultants to remain in the service of the Company, and to attract new employees, directors, advisors and consultants with outstanding qualifications. The maximum number of shares issuable under the Plan shall not exceed 10% of the number of Shares of the Company issued and outstanding as of each Award Date unless shareholder approval is obtained in advance. The Board of Directors determines the terms of the options granted, including the number of options granted, the exercise price and their vesting schedule. The maximum term possible is 10 years. Under the amended 2015 plan we have reserved 10% of the number of Shares of the Company issued and outstanding as of each Award Date.

During the period ended March 31, 2024, 2,318,750 options were granted to employees and consultants with an exercise price of CAD$0.20 ($0.14) where 2% vests per month. 1,056,250 options of these options were granted to directors and officers of the Company. Subsequent to the quarter ended June 30, 2024, 25,000 options were cancelled.

During the period ended June 30, 2023, the Company granted 1,885,000 options to employees and consultants with an exercise price of CAD$0.30 ($0.22) where 2% vests per month. 400,000 of these options were granted to directors and officers of the Company.

KIDOZ INC. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended June 30, 2024 and 2023

(Unaudited)

9.	Stockholders’ Equity: (Continued)

(d)	Stock option plans: (Continued)

A summary of stock option activity for the stock option plans for the years ended December 31, 2023 and 2022 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.22
Expired	(1,988,000)	(0.46)
Cancelled	(460,000)	(0.44)
Outstanding December 31, 2023	8,066,000	$0.39

Granted	2,318,750	0.15

Outstanding June 30, 2024	10,384,750	$0.33

The aggregate intrinsic value for options as of June 30, 2024 was $nil (December 31, 2023 - $nil).

The following table summarizes information concerning outstanding and exercisable stock options at June 30, 2024:

Exercise prices per share		Number outstanding	Number exercisable	Expiry date
CAD$	0.20	2,318,750	139,125	March 25, 2029
CAD$	0.30	1,845,000	590,400	February 21, 2028
CAD$	0.45	1,930,400	1,513,592	June 30, 2025
CAD$	0.50	789,600	662,100	February 1, 2026
CAD$	0.50	2,295,000	1,285,200	February 1, 2027
CAD$	0.66	200,000	140,000	July 12, 2026
CAD$	1.02	1,006,000	766,000	April 6, 2026
		10,384,750	5,096,417

During the quarter ended June 30, 2024, the Company recorded stock-based compensation of $104,321 on the options granted and vested (June 30, 2023 – $136,347) and as per the Black-Scholes option-pricing model, with a weighted average fair value per option grant of $0.22 (June 30, 2023 - $0.29).